SEGMENTED INFORMATION	12 Months Ended
Nov. 30, 2020
Disclosure of operating segments [abstract]
SEGMENTED INFORMATION

28.       SEGMENTED INFORMATION

During the years ended November 30, 2020, 2019, and 2018, the Company had two offices: a head-office in Vancouver, BC, and Majesco’s office in New York, New York. In evaluating performance, management does not distinguish or group its sales and cost of sales on a geographic basis. During the year ended November 30, 2018, the Company had two reportable operating segments: the investment in the production of films and the investment in video games. During the year ended November 30, 2019, the Company had one reportable operating segment: the investment in video games. Upon the acquisition of the Platform coding (Note 13) during the year ended November 30, 2020, the Company determined it now has two reportable operating segments: the investment in distribution of films and the investment in video games.

Revenue derived in the Company’s film and video games segments is earned from a large number of customers located throughout the world. No one customer exceeds 5% of the Company’s sales.

Below summarizes the Company’s reportable operating segments for year ended November 30, 2020.

	Film	Video Games	Total
	$	$	$

Segment Information
Revenue	16,587	30,730	47,317
Cost of sales	(56,058)	(707,126)	(763,184)
Operating expenses	(499,144)	(127,155)	(626,299)
Discontinued operations	-	(2,813,889)	(2,813,889)
Segment profit (loss)	(538,615)	(3,617,440)	(4,156,055)

Corporate expenses:
Operating expenses			(7,234,434)
Other income			3,206,700
Foreign currency translation			(312,885)
Comprehensive loss for the year			(8,496,674)

Capital expenditures	4,464,885	-	4,464,885

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2019.

	Film	Video Games	Total
	$	$	$
Segment Information
Revenue	-	27,109	27,109
Cost of sales	-	(1,837,555)	(1,837,555)
Operating expenses	-	(100,202)	(100,202)
Other expenses	-	195,726	195,726
Discontinued operations	-	(89,656)	(89,656)
Segment loss	-	(1,804,578)	(1,804,578)

Corporate expenses:
Operating expenses			(5,401,320)
Other expenses			(580,335)
Tax recovery			160,917
Foreign currency translation			12,775
Comprehensive loss for the year			(7,612,541)

Capital expenditures:
Equipment	-	125,143	125,143

Below summarizes the Company’s reportable operating segments for the year ended November 30, 2018.

	Film	Video Games	Total
	$	$	$
Segment Information
Cost of sales	-	(603,718)	(603,718)
Operating expenses	-	(17,722)	(17,722)
Other expenses	(442,585)	-	(442,585)
Discontinued operations	-	76,563	76,563
Segment loss	(442,585)	(544,877)	(987,462)

Corporate expenses:
Operating expenses			(1,759,084)
Other expenses			(4,753,687)
Foreign currency translation			398,892
Comprehensive loss for the year			(7,101,341)

Capital expenditures:
Intangible assets	-	79,808	79,808
Goodwill	-	3,585,883	3,585,883